OTHER INCOME, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Interest expense to related parties	$ 0	$ (21)	$ (28)
Interest expense and other bank charges	(750)	(471)	(350)
Interest expense to tax authorities	(940)	(1,182)	0
Interest income	3,079	2,227	121
Foreign currency gain (loss)	(74)	362	723
Gain from sale of investments	0	707	(349)
Other income (expense)	112	(38)	(4)
Total other income (expense), net	$ 1,427	$ 1,584	$ 113